Leuthold Global Fund
Schedule of Investments
December 31, 2024 (Unaudited)

COMMON STOCKS - 69.8%		Shares	Value
Automobiles - 0.7%
General Motors Co.		2,497	$133,015

Banks - 7.5%
ABN AMRO Bank NV (a)		5,208	80,368
ANZ Group Holdings Ltd.		3,341	58,868
Banco Santander SA - ADR		20,366	92,869
Bank of Nova Scotia		1,003	53,881
Barclays PLC - ADR		7,174	95,342
Canadian Imperial Bank of Commerce		1,358	85,866
Citigroup, Inc.		1,100	77,429
Comerica, Inc.		1,300	80,405
Commerzbank AG		6,237	102,427
Danske Bank AS		2,282	64,701
M&T Bank Corp.		438	82,348
Mizuho Financial Group, Inc. - ADR		24,250	118,583
Nishi-Nippon Financial Holdings, Inc.		5,600	71,554
Old National Bancorp/IN		3,678	79,831
Svenska Handelsbanken AB - Class A		8,247	85,151
UniCredit SpA		1,761	70,525
United Overseas Bank Ltd.		3,000	79,668
			1,379,816

Broadline Retail - 4.2%
Dillard's, Inc. - Class A		202	87,211
eBay, Inc.		2,192	135,794
JD.com, Inc. - ADR		4,201	145,649
Naspers Ltd.		601	133,096
Nordstrom, Inc.		3,935	95,030
PDD Holdings, Inc. - ADR (b)		1,018	98,736
Takashimaya Co. Ltd.		10,000	79,520
			775,036

Capital Markets - 6.0%
Daiwa Securities Group, Inc.		10,400	68,627
Deutsche Bank AG		6,210	105,880
Goldman Sachs Group, Inc.		332	190,110
Interactive Brokers Group, Inc. - Class A		526	92,928
Investec PLC		8,262	56,163
Macquarie Group Ltd.		844	115,428
Morgan Stanley		1,312	164,945
Raymond James Financial, Inc.		806	125,196
SBI Holdings, Inc.		2,400	60,279
UBS Group AG		3,654	110,789
			1,090,345

Financial Services - 4.9%
Block, Inc. (b)		1,120	95,189
Euronet Worldwide, Inc. (b)		622	63,966
Fidelity National Information Services, Inc.		1,273	102,820
Fiserv, Inc. (b)		769	157,968
Global Payments, Inc.		923	103,431
Payoneer Global, Inc. (b)		6,446	64,718
PayPal Holdings, Inc. (b)		1,728	147,485
Visa, Inc. - Class A		493	155,808
			891,385

Health Care Providers & Services - 4.8%
Bangkok Dusit Medical Services PCL - NVDR		134,700	96,683
Concentra Group Holdings Parent, Inc.		2,689	53,189
HCA Healthcare, Inc.		588	176,488
IHH Healthcare Bhd		81,300	132,727
National HealthCare Corp.		813	87,446
Select Medical Holdings Corp.		3,332	62,808
Tenet Healthcare Corp. (b)		1,032	130,269
Universal Health Services, Inc. - Class B		739	132,592
			872,202

Household Durables - 3.4%
KB Home		1,767	116,127
Lennar Corp. - Class A		1,006	137,188
Meritage Homes Corp.		767	117,980
Toll Brothers, Inc.		1,116	140,560
Tri Pointe Homes, Inc. (b)		3,267	118,462
			630,317

Insurance - 10.6%
Arch Capital Group, Ltd.		644	59,473
Axis Capital Holdings Ltd.		1,362	120,701
Chubb Ltd.		243	67,141
DB Insurance Co. Ltd.		1,125	78,165
Everest Group Ltd.		557	201,890
Fairfax Financial Holdings Ltd.		89	123,830
Hartford Financial Services Group, Inc.		783	85,660
Loews Corp.		1,185	100,358
Markel Group, Inc. (b)		43	74,228
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen		655	330,489
Old Republic International Corp.		3,488	126,231
QBE Insurance Group Ltd.		7,928	94,152
Sompo Holdings, Inc.		7,400	191,736
Swiss Re AG		1,990	288,221
			1,942,275

Interactive Media & Services - 3.0%
Baidu, Inc. - ADR (b)		930	78,408
CAR Group Ltd.		2,854	63,513
Cargurus, Inc. (b)		2,121	77,501
LY Corp.		22,700	60,021
Match Group, Inc. (b)		1,710	55,934
Scout24 SE (a)		861	75,974
SEEK Ltd.		3,680	51,211
Shutterstock, Inc.		989	30,016
Yelp, Inc. (b)		1,385	53,600
			546,178

Oil, Gas & Consumable Fuels - 4.3%
APA Corp.		3,226	74,488
Canadian Natural Resources Ltd.		7,144	220,535
Chord Energy Corp.		767	89,678
EOG Resources, Inc.		1,699	208,263
Inpex Corp.		9,400	118,266
PTT Exploration & Production PCL - NVDR		19,400	68,191
			779,421

Paper & Forest Products - 0.0%(c)
China Forestry Holdings Co. Ltd. (b)(d)		2,484,000	0

Passenger Airlines - 4.3%
ANA Holdings, Inc.		4,600	83,488
Cathay Pacific Airways Ltd.		73,000	89,556
Copa Holdings SA - Class A		881	77,422
Delta Air Lines, Inc.		2,667	161,354
Eva Airways Corp.		65,000	87,835
International Consolidated Airlines Group SA		40,040	150,838
Singapore Airlines Ltd.		27,200	128,233
			778,726

Software - 7.0%
ACI Worldwide, Inc. (b)		2,110	109,530
Check Point Software Technologies, Ltd. (b)		705	131,623
Clear Secure, Inc. - Class A		4,372	116,470
DocuSign, Inc. (b)		1,543	138,777
Dropbox, Inc. - Class A (b)		4,613	138,575
InterDigital, Inc.		616	119,332
Opera Ltd. - ADR		4,100	77,654
Salesforce, Inc.		600	200,598
Synopsys, Inc. (b)		259	125,708
Zoom Communications, Inc. (b)		1,565	127,720
			1,285,987

Transportation Infrastructure - 4.5%
Aena SME SA (a)		825	168,381
Aeroports de Paris SA		1,029	119,144
Bangkok Expressway & Metro PCL - NVDR		455,500	94,627
Fraport AG Frankfurt Airport Services Worldwide (b)		2,006	122,022
Grupo Aeroportuario del Sureste SAB de CV - ADR		332	85,533
International Container Terminal Services, Inc.		20,950	139,450
Shenzhen International Holdings Ltd.		93,000	86,641
			815,798

Wireless Telecommunication Services - 4.6%
Freenet AG		3,512	100,258
KDDI Corp.		4,000	127,403
Millicom International Cellular SA		3,888	95,304
SoftBank Corp.		97,600	123,204
Tele2 AB - Class B		9,227	91,112
T-Mobile US, Inc.		843	186,075
Vodafone Group PLC - ADR		13,888	117,909
			841,265
TOTAL COMMON STOCKS (Cost $11,937,342)			12,761,766

EXCHANGE TRADED FUNDS - 9.1%
iShares 5-10 Year Investment Grade Corporate Bond ETF		7,357	378,959
iShares Core Japan Government Bond ETF		23,600	349,924
iShares MBS ETF		2,174	199,312
Janus Henderson AAA CLO ETF		3,853	195,386
Simplify MBS ETF		3,912	194,387
SPDR Portfolio Intermediate Term Corporate Bond ETF		7,455	244,226
VanEck J. P. Morgan EM Local Currency Bond ETF		4,439	102,585
TOTAL EXCHANGE TRADED FUNDS (Cost $1,695,459)			1,664,779

CORPORATE BONDS - 2.7%		Par
Banks - 2.7%
JPMorgan Chase & Co., 1.50%, 01/27/2025	EUR	470,000	486,272
TOTAL CORPORATE BONDS (Cost $510,861)			486,272

U.S. TREASURY SECURITIES - 2.7%
United States Treasury Note/Bond, 3.88%, 08/15/2033		510,000	485,436
TOTAL U.S. TREASURY SECURITIES (Cost $493,531)			485,436

FOREIGN GOVERNMENT DEBT OBLIGATIONS - 2.0%
French Republic Government Bond OAT, 3.00%, 05/25/2033 (a)	EUR	145,000	149,404
United Kingdom Gilt, 4.25%, 07/31/2034	GBP	185,000	225,856
TOTAL FOREIGN GOVERNMENT DEBT OBLIGATIONS (Cost $387,374)			375,260

SHORT-TERM INVESTMENTS - 12.8%
Money Market Funds - 10.1%		Shares
Fidelity Government Portfolio - Class Institutional, 4.38% (e)		1,837,860	1,837,860

U.S. Treasury Bills - 2.7%		Par
4.52%, 01/16/2025 (f)(g)		500,000	499,069
TOTAL SHORT-TERM INVESTMENTS (Cost $2,336,929)			2,336,929

TOTAL INVESTMENTS - 99.1% (Cost $17,361,496)			18,110,442
Other Assets in Excess of Liabilities - 0.9%			171,560
TOTAL NET ASSETS - 100.0%			$18,282,002
two			–%
Percentages are stated as a percent of net assets.			–%

Par amount is in USD unless otherwise indicated.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

AB - Aktiebolag
ADR - American Depositary Receipt
AG - Aktiengesellschaft
AS - Aksjeselskap
NV - Naamloze Vennootschap
NVDR - Non-Voting Depositary Receipt
PCL - Public Company Limited
PLC - Public Limited Company
REIT - Real Estate Investment Trust
SA - Sociedad Anónima
SAB de CV - Sociedad Anónima Bursátil de Capital Variable
SE - Societas Europeae
SpA - Societa per Azioni
EUR - Euro
GBP - British Pound

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2024, the value of these securities total $474,127 or 2.6% of the Fund’s net assets.

(b)	Non-income producing security.
(c)	Represents less than 0.05% of net assets.
(d)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of December 31, 2024.

(e)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.
(f)	The rate shown is the annualized effective yield as of December 31, 2024.
(g)	All or a portion of security has been pledged as collateral for open securities sold short.

Leuthold Global Fund
Schedule of Securities Sold Short
December 31, 2024 (Unaudited)

EXCHANGE TRADED FUNDS - (8.9)%	Shares	Value
Invesco QQQ Trust Series 1	(1,423)	$(727,480)
iShares Expanded Tech-Software Sector ETF	(142)	(14,217)
iShares MSCI EAFE ETF	(3,595)	(271,818)
iShares MSCI Emerging Markets ETF	(1,472)	(61,559)
iShares S&P 500 Growth ETF	(464)	(47,110)
iShares Semiconductor ETF	(78)	(16,808)
iShares U.S. Transportation ETF	(267)	(18,041)
iShares U.S. Utilities ETF	(281)	(27,035)
Real Estate Select Sector SPDR Fund	(256)	(10,412)
Vanguard S&P 500 ETF	(33)	(17,781)
Vanguard Total World Stock ETF	(3,496)	(410,710)
TOTAL EXCHANGE TRADED FUNDS (Proceeds $1,681,116)		(1,622,971)

COMMON STOCKS - (3.2)%
Aerospace & Defense - (0.2)%
Boeing Co.	(53)	(9,381)
Cadre Holdings, Inc.	(123)	(3,973)
Kratos Defense & Security Solutions, Inc.	(175)	(4,616)
Spirit AeroSystems Holdings, Inc. - Class A	(133)	(4,533)
TransDigm Group, Inc.	(6)	(7,604)
		(30,107)

Air Freight & Logistics - (0.0)%(a)
United Parcel Service, Inc. - Class B	(62)	(7,818)

Automobile Components - (0.0)%(a)
Adient PLC	(212)	(3,653)
Dana, Inc.	(345)	(3,988)
		(7,641)

Beverages - (0.2)%
Brown-Forman Corp. - Class B	(175)	(6,647)
Constellation Brands, Inc. - Class A	(34)	(7,514)
Monster Beverage Corp.	(172)	(9,040)
PepsiCo, Inc.	(51)	(7,755)
		(30,956)

Biotechnology - (0.0)%(a)
Vertex Pharmaceuticals, Inc.	(17)	(6,846)

Building Products - (0.0)%(a)
Trex Co., Inc.	(57)	(3,935)

Capital Markets - (0.2)%
Ares Management Corp. - Class A	(62)	(10,976)
FactSet Research Systems, Inc.	(10)	(4,802)
MarketAxess Holdings, Inc.	(24)	(5,425)
MSCI, Inc.	(17)	(10,200)
Nasdaq, Inc.	(93)	(7,190)
		(38,593)

Chemicals - (0.2)%
Air Products and Chemicals, Inc.	(24)	(6,961)
Albemarle Corp.	(76)	(6,542)
Chemours Co.	(176)	(2,974)
Stepan Co.	(48)	(3,106)
Westlake Corp.	(70)	(8,025)
		(27,608)

Commercial Services & Supplies - (0.0)%(a)
Casella Waste Systems, Inc. - Class A	(35)	(3,703)

Containers & Packaging - (0.0)%(a)
Smurfit WestRock PLC	(144)	(7,756)

Electrical Equipment - (0.1)%
Rockwell Automation, Inc.	(31)	(8,859)

Electronic Equipment, Instruments & Components - (0.0)%(a)
Cognex Corp.	(126)	(4,518)
Novanta, Inc.	(23)	(3,514)
		(8,032)

Energy Equipment & Services - (0.0)%(a)
Valaris Ltd.	(66)	(2,920)

Entertainment - (0.1)%
ROBLOX Corp. - Class A	(146)	(8,448)
Take-Two Interactive Software, Inc.	(53)	(9,756)
Warner Music Group Corp. - Class A	(134)	(4,154)
		(22,358)

Financial Services - (0.1)%
Flywire Corp.	(194)	(4,000)
Remitly Global, Inc.	(242)	(5,462)
		(9,462)

Ground Transportation - (0.2)%
JB Hunt Transport Services, Inc.	(42)	(7,168)
Knight-Swift Transportation Holdings, Inc.	(79)	(4,190)
Marten Transport Ltd.	(247)	(3,856)
Old Dominion Freight Line, Inc.	(42)	(7,409)
Saia, Inc.	(9)	(4,101)
Schneider National, Inc. - Class B	(158)	(4,626)
		(31,350)

Health Care Equipment & Supplies - (0.1)%
Inspire Medical Systems, Inc.	(20)	(3,708)
Intuitive Surgical, Inc.	(15)	(7,829)
iRhythm Technologies, Inc.	(47)	(4,238)
QuidelOrtho Corp.	(93)	(4,143)
		(19,918)

Health Care Providers & Services - (0.0)%(a)
Guardant Health, Inc.	(134)	(4,094)

Hotels, Restaurants & Leisure - (0.2)%
DraftKings, Inc. - Class A	(235)	(8,742)
First Watch Restaurant Group, Inc.	(212)	(3,945)
Red Rock Resorts, Inc. - Class A	(80)	(3,699)
Restaurant Brands International, Inc.	(123)	(8,017)
Starbucks Corp.	(94)	(8,578)
Vail Resorts, Inc.	(19)	(3,562)
		(36,543)

Household Products - (0.1)%
Clorox Co.	(65)	(10,557)

Independent Power and Renewable Electricity Producers - (0.0)%(a)
Ormat Technologies, Inc.	(50)	(3,386)

Insurance - (0.1)%
Aon PLC - Class A	(26)	(9,338)
Arthur J. Gallagher & Co.	(35)	(9,935)
Ryan Specialty Holdings, Inc.	(80)	(5,133)
		(24,406)

IT Services - (0.0)%(a)
MongoDB, Inc.	(25)	(5,820)

Life Sciences Tools & Services - (0.1)%
Bruker Corp.	(68)	(3,986)
Danaher Corp.	(33)	(7,575)
Repligen Corp.	(30)	(4,319)
West Pharmaceutical Services, Inc.	(27)	(8,844)
		(24,724)

Machinery - (0.1)%
Hillenbrand, Inc.	(89)	(2,740)
IDEX Corp.	(38)	(7,953)
Xylem, Inc./NY	(64)	(7,425)
		(18,118)

Metals & Mining - (0.1)%
Franco-Nevada Corp.	(77)	(9,054)

Oil, Gas & Consumable Fuels - (0.3)%
California Resources Corp.	(90)	(4,670)
Chevron Corp.	(55)	(7,966)
EQT Corp.	(207)	(9,545)
Expand Energy Corp.	(84)	(8,362)
Hess Corp.	(68)	(9,045)
Range Resources Corp.	(131)	(4,714)
Talos Energy, Inc.	(292)	(2,835)
		(47,137)

Passenger Airlines - (0.1)%
Southwest Airlines Co.	(268)	(9,010)

Personal Care Products - (0.1)%
elf Beauty, Inc.	(27)	(3,390)
Interparfums, Inc.	(33)	(4,340)
Kenvue, Inc.	(437)	(9,330)
		(17,060)

Professional Services - (0.1)%
Dayforce, Inc.	(67)	(4,867)
Equifax, Inc.	(28)	(7,136)
		(12,003)

Real Estate Management & Development - (0.1)%
CoStar Group, Inc.	(105)	(7,517)
Howard Hughes Holdings, Inc.	(55)	(4,230)
		(11,747)

Semiconductors & Semiconductor Equipment - (0.2)%
Ambarella, Inc.	(74)	(5,383)
ARM Holdings PLC - ADR	(60)	(7,402)
ASML Holding NV	(11)	(7,624)
Power Integrations, Inc.	(62)	(3,825)
Silicon Laboratories, Inc.	(31)	(3,851)
Texas Instruments, Inc.	(40)	(7,500)
		(35,585)

Software - (0.2)%
Cadence Design Systems, Inc.	(34)	(10,216)
Confluent, Inc. - Class A	(159)	(4,446)
Crowdstrike Holdings, Inc. - Class A	(20)	(6,843)
Zscaler, Inc.	(40)	(7,216)
		(28,721)

Specialty Retail - (0.0)%(a)
CarMax, Inc.	(50)	(4,088)
Floor & Decor Holdings, Inc. - Class A	(36)	(3,589)
		(7,677)

Textiles, Apparel & Luxury Goods - (0.0)%(a)
Birkenstock Holding PLC	(70)	(3,966)

Trading Companies & Distributors - (0.0)%(a)
Fastenal Co.	(98)	(7,047)
TOTAL COMMON STOCKS (Proceeds $588,914)		(584,517)

REAL ESTATE INVESTMENT TRUSTS - (0.1)%
Industrial REITs - (0.0)%(a)
Rexford Industrial Realty, Inc.	(88)	(3,402)

Residential REITs - (0.1)%
Invitation Homes, Inc.	(252)	(8,057)

Specialized REITs - (0.0)%(a)
Digital Realty Trust, Inc.	(42)	(7,448)
TOTAL REAL ESTATE INVESTMENT TRUSTS (Proceeds $20,379)		(18,907)

TOTAL SECURITIES SOLD SHORT - (12.2)% (Proceeds $2,290,409)		$(2,226,395)

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure as of December 31, 2024 (Unaudited)

Leuthold Global Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2024:

	Level 1	Level 2	Level 3		Total
Assets:
Investments:
Common Stocks	$8,828,182	$3,933,584	$0	(a)(b)	$12,761,766
Exchange Traded Funds	1,664,779	–	–		1,664,779
Corporate Bonds	–	486,272	–		486,272
U.S. Treasury Securities	–	485,436	–		485,436
Foreign Government Debt Obligations	–	375,260	–		375,260
Money Market Funds	1,837,860	–	–		1,837,860
U.S. Treasury Bills	–	499,069	–		499,069
Total Investments	$12,330,821	$5,779,621	$0	(a)(b)	$18,110,442

Liabilities:
Investments:
Exchange Traded Funds	$(1,622,971)	$–	$–		$(1,622,971)
Common Stocks	(584,517)	–	–		(584,517)
Real Estate Investment Trusts	(18,907)	–	–		(18,907)
Total Investments	$(2,226,395)	$–	$–		$(2,226,395)

Refer to the Schedule of Investments for further disaggregation of investment categories.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period as compared to the security classifications from the prior year’s annual report.

(a)	Amount is less than $0.50.
(b)	Management has determined transfers into/out of level 3 and the value of level 3 investments at period end to be immaterial to the Fund.

Allocation of Portfolio Holdings by Country as of December 31, 2024
(% of Net Assets)

Japan	$1,452,605	7.9%
Germany	837,050	4.7
United Kingdom	578,577	3.1
Canada	467,041	2.6
Switzerland	466,151	2.6
Australia	383,172	2.1
Bermuda	382,064	2.1
France	268,548	1.4
Spain	261,250	1.4
Thailand	259,501	1.4
China	224,057	1.2
Singapore	207,901	1.1
South Africa	189,259	1.0
Sweden	176,263	1.0
Hong Kong	176,197	1.0
Philippines	139,450	0.8
Malaysia	132,727	0.7
Israel	131,623	0.7
Luxembourg	95,304	0.5
Ireland	90,980	0.5
Taiwan	87,835	0.5
Mexico	85,533	0.5
South Korea	78,165	0.4
Norway	77,654	0.4
Panama	77,422	0.4
Netherlands	72,744	0.3
Italy	70,525	0.4
Denmark	64,701	0.4
United States	8,349,748	45.8
Other Assets in Excess of Liabilities	2,397,955	13.1
	$18,282,002	100.0%

Allocation of Portfolio Holdings by Currency as of December 31, 2024
(% of Net Assets)
US Dollar	$9,965,545	54.5%
Euro	1,805,263	9.9
Japanese Yen	1,334,021	7.3
British Pound	432,857	2.4
Australian Dollar	383,171	2.1
Swiss Franc	288,221	1.6
Swedish Krona	271,566	1.4
Thai Baht	259,501	1.4
Singapore Dollar	207,901	1.1
Hong Kong Dollar	176,197	1.0
Philippine Peso	139,450	0.8
South African Rand	133,096	0.7
Malaysian Ringgit	132,727	0.7
Canadian Dollar	123,830	0.7
Taiwan New Dollar	87,835	0.5
South Korean Won	78,165	0.4
Danish Krone	64,701	0.4
Other Assets in Excess of Liabilities	2,397,955	13.1
	$18,282,002	100.0%